Note 6 - Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	September 30,	December 31,
	2015	2014

Accrued former executive payment	$125,000	$100,000
Accrued legal professional fees	77,827	111,600
Accrued audit and tax preparation	67,500	55,500
Accrued clinical study expenses	62,495	64,464
Accrued inventory	30,927	-
Accrued board of directors fees	12,000	12,000
Accrued other	24,739	25,892
	$400,488	$369,456

	2014	2013

Accrued legal professional fees	$111,600	$29,500
Accrued executive severance	100,000	400,000
Accrued clinical study expenses	64,464	188,927
Accrued audit and tax preparation	55,500	91,000
Accrued board of director's fees	12,000	37,333
Accrued consultants	-	58,000
Accrued other	25,892	58,812
	$369,456	$863,572